STOCKHOLDER'S EQUITY (Details Narrative) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Nov. 30, 2011	Jul. 19, 2011	Jun. 30, 2013 Series A Preferred Stock	Aug. 31, 2011 Series A Preferred Stock	Jun. 21, 2013 Private Placement	Dec. 17, 2012 Private Placement	Nov. 19, 2012 Private Placement	Jan. 02, 2012 Private Placement	Jun. 04, 2013 Arden Larsen	Feb. 04, 2013 February 2013 Private Placement	Jan. 16, 2013 Verge Consulting	Jan. 08, 2013 MockingJar, Inc.	Oct. 31, 2012 Series B Preferred Stock
Private Placement
Aggregate units sold in Private Placement							100,000			7,380,600	80,000	1,800,060
Aggregate units sold, per unit price							$ 0.25			$ 0.25	$ 0.25
Common stock for purchase equal to number of shares purchased in the 2012 Private Placement							100.00%			100.00%	100.00%
Exercise price per share for common stock							$ 0.35			$ 0.35	$ 0.35	$ 0.35
Aggregate units sold in the first closing									5,380,600
Conversion of debt and related interest sold in first closing									804,600
Units shares in exchange of legal fees in first closing									276,000
Gross proceeds in first closing									$ 1,345,150
Aggregate units sold in the second closing								2,000,000
Gross proceeds in second closing								500,000
Total shares of common stock sold								5,376,000
Total shares of Series B Preferred Stock sold								2,004,600
Total proceeds for the Company							25,000	1,845,150			20,000	450,015
Cash proceeds, net of converted debt and legal fees, generated by 2012 Private Placement								1,575,000
Purchase price per unit for units sold												$ 0.25
Issued shares of Common Stock												1,800,060
Placement agent fees paid in connection with the sale of Units												12,000
Acquired shares of the Company's Common Stock through Warrants												48,000
Investor's investment fee												1.00%
Investor's investment (maximum) fee												6.00%
Recent Sales of Unregistered Securities
Issued shares of common stock for future investor relations and consulting services													150,000	250,000
Convertible Preferred Stock
Preferred Stock designated as Series A Preferred Stock						5,000,000
Series A Preferred Stock converted into common stock					3,899,039
Total shares of Series A Preferred Stock remaining after conversions					687,500
Preferred Stock designated as Series B Preferred Stock															5,000,000
Common Stock Options
Reserved shares of common stock for issuance			4,500,000	250,000,000
Unrecognized compensation expense related to stock options	$ 181,221	$ 543,661